Note 2 - Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2024	2023
Real estate loans
Residential	$29,774	$30,988
Construction	-	18
Commercial	597	707
Total real estate loans	30,371	31,713
Share Loans	295	326
Total loans	30,666	32,039
Unamortized, net deferred loan costs	146	142
Less allowance for credit losses	(185)	(200)
Loans receivable, net	$30,627	$31,981

Weighted average yield	4.38%	4.22%

Financing Receivable, Past Due [Table Text Block]
December 31, 2024	30 to 90 days past due	Greater than 90 days past due	Current Loans	Total	Past due greater than 90 days accruing
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$-	$-	$711	$711	$-
Fixed Rate:
Land Loan	-	-	471	471	-
Multifamily	-	-	288	288	-
1-4 Family residential	354	-	27,950	28,304	-
Total residential loans- non-construction	354	-	29,420	29,774	-
Construction residential	-	-	-	-	-
Commercial	-	-	597	597	-
Total real estate loans	354	-	30,017	30,371	-

Share Loans	-	-	295	295	-

Total	$354	$-	$30,312	$30,666	$-
December 31, 2023	30 to 90 days past due	Greater than 90 days past due	Current Loans	Total	Past due greater than 90 days accruing
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$-	$-	$575	$575	$-
Fixed Rate:
Land Loan	-	34	113	147	-
Multifamily	-	-	302	302	-
1-4 Family residential	-	-	29,964	29,964	-
Total residential loans- non-construction	-	34	30,954	30,988	-
Construction residential	-	-	18	18	-
Commercial	-	-	707	707	-
Total real estate loans	-	34	31,679	31,713	-

Share Loans	-	-	326	326	-

Total	$-	$34	$32,005	$32,039	$-

Financing Receivable, Nonaccrual [Table Text Block]
December 31, 2023	Nonaccrual loans with no allowance	Nonaccrual loans with an allowance	Total nonaccrual loans
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$-	$-	$-
Fixed Rate:
Land Loan	34	-	34
Multi family	-	-	-
1-4 Family residential	-	-	-
Total residential loans- non-construction	34	-	34
Construction residential	-	-	-
Commercial	-	-	-
Total real estate loans	34	-	34
			-
Share Loans	-	-	-
Total	$34	$-	$34

Financing Receivable, before Allowance for Credit Loss, Maturity [Table Text Block]
December 31, 2024	Less than one year	One to five years	Six to ten years	More than ten years	Total
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$711	$-	$-	$-	$711
Fixed Rate:
Land Loan	-	40	377	54	471
Multi family	-	-	-	288	288
1-4 Family residential	23	875	3,349	24,057	28,304
Total residential loans- non-construction	734	915	3,726	24,399	29,774
Construction residential	-	-	-	-	-
Commercial	-	75	522	-	597
Total real estate loans	734	990	4,248	24,399	30,371

Share Loans	295	-	-	-	295

Total	$1,029	$990	$4,248	$24,399	$30,666
December 31, 2023	Less than one year	One to five years	Six to ten years	More than ten years	Total
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$575	$-	$-	$-	$575
Fixed Rate:
Land Loan	34	30	24	59	147
Multi family	-	-	-	302	302
1-4 Family residential	-	280	3,239	26,445	29,964
Total residential loans- non-construction	609	310	3,263	26,806	30,988
Construction residential	-	-	-	18	18
Commercial	-	101	606	-	707
Total real estate loans	609	411	3,869	26,824	31,713

Share Loans	326	-	-	-	326

Total	$935	$411	$3,869	$26,824	$32,039

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2024	Pass/ Watch	Special Mention	Sub-standard	Doubtful	Total
Real estate loans
Residential	$29,774	$-	$-	$-	$29,774
Construction	-	-	-	-	-
Commercial	597	-	-	-	597
Share Loans	295	-	-	-	295
Total	$30,666	$-	$-	$-	$30,666
December 31, 2023	Pass/ Watch	Special Mention	Sub-standard	Doubtful	Total
Real estate loans
Residential	$30,954	$-	$34	$-	$30,988
Construction	18	-	-	-	18
Commercial	707	-	-	-	707
Share Loans	326	-	-	-	326
Total	$32,005	$-	$34	$-	$32,039
December 31, 2024	2024	2023	2022	2021	2020	Prior	Total
Residential real estate:
Loans Secured by Residential Real Estate - Non-construction
Pass/Watch	$1,178	$2,003	$5,228	$5,193	$3,771	$12,401	$29,774
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	1,178	2,003	5,228	5,193	3,771	12,401	29,774
Current period gross write offs	-	-	-	-	-	15	15

Loans Secured by 1-4 Family Residential - Construction
Pass/Watch	-	-	-	-	-	-	-
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	-	-	-	-	-
Current period gross write offs	-	-	-	-	-	-	-

Loans Secured by Commercial Real Estate
Pass/Watch	-	-	-	-	-	597	597
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	-	-	-	597	597
Current period gross write offs	-	-	-	-	-	-	-

Share Loans
Pass/Watch	-	-	185	-	-	110	295
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	185	-	-	110	295
Current period gross write offs	-	-	-	-	-	-	-

All Loans
Pass/Watch	1,178	2,003	5,413	5,193	3,771	13,108	30,666
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	$1,178	$2,003	$5,413	$5,193	$3,771	$13,108	$30,666
Current period gross write offs	$-	$-	$-	$-	$-	$15	$15
December 31, 2023	2023	2022	2021	2020	2019	Prior	Total
Residential real estate:
Loans Secured by Residential Real Estate - Non-construction
Pass/Watch	$1,358	$5,369	$5,430	$4,764	$1,721	$12,312	$30,954
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	34	34
Total	1,358	5,369	5,430	4,764	1,721	12,346	30,988
Current period gross write offs	-	-	-	-	-	-	-

Loans Secured by 1-4 Family Residential - Construction
Pass/Watch	18	-	-	-	-	-	18
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	18	-	-	-	-	-	18
Current period gross write offs	-	-	-	-	-	-	-

Loans Secured by Commercial Real Estate
Pass/Watch	-	-	-	-	-	707	707
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	-	-	-	707	707
Current period gross write offs	-	-	-	-	-	-	-

Share Loans
Pass/Watch	-	212	-	-	50	64	326
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	212	-	-	50	64	326
Current period gross write offs	-	-	-	-	-	-	-

All Loans
Pass/Watch	1,376	5,581	5,430	4,764	1,771	13,083	32,005
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	34	34
Total	$1,376	$5,581	$5,430	$4,764	$1,771	$13,117	$32,039
Current period gross write offs	$-	$-	$-	$-	$-	$-	$-

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	Residential Real Estate Loans
December 31, 2024	Mortgage	Construction	Commercial Real Estate	Share Loans	Total
Allowance for Credit Losses
Beginning Balance	$175	$15	$10	$-	$200
Charge-offs	(15)	-	-	-	(15)
Recoveries	-	-	-	-	-
Provision for credit losses	13	(12)	(1)	-	-
Ending Balances	$173	$3	$9	$-	$185

Ending Balances Allocated to:
Individually Evaluated for Impairment	$-	$-	$-	$-	$-
Collectively Evaluated for Impairment	173	3	9	-	185
Total	$173	$3	$9	$-	$185
	Residential Real Estate Loans
December 31, 2023	Mortgage	Construction	Commercial Real Estate	Share Loans	Total
Allowance for Credit Losses
Beginning Balance	$198	$2	$-	$-	$200
Charge-offs	-	-	-	-	-
Recoveries	-	-	-	-	-
Provision for credit losses	(23)	13	10	-	-
Ending Balances	$175	$15	$10	$-	$200

Ending Balances Allocated to:
Individually Evaluated for Impairment	$-	$-	$-	$-	$-
Collectively Evaluated for Impairment	175	15	10	-	200
Total	$175	$15	$10	$-	$200

Schedule of Related Party Transactions [Table Text Block]
	2024	2023
Balance, Beginning	$915	$851
Additions	425	127
Payments	(54)	(63)
Balance, Ending	$1,286	$915